Segment information - Segment investments - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
eCapex	€ 7,132
Elimination of proceeds from sales of property, plant and equipment and intangible assets	444	€ 610
Capex		7,293	€ 7,442
Telecommunications licenses	2,940	2,385	1,895
Financed assets	5,848	6,181	5,883
Total investments	8,787	8,565	7,778
Financed assets [member]
Disclosure of operating segments [line items]
Financed assets	241	144
Finance leases [member]
Disclosure of operating segments [line items]
Financed assets		144	136
Licenses [member]
Disclosure of operating segments [line items]
Telecommunications licenses	969	519	200
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	7,102
Elimination of proceeds from sales of property, plant and equipment and intangible assets	444	610
Capex		7,265	7,406
Total investments	8,757	8,538	7,742
Telecom activities, operating segment [member] | Operating segments [member] | Financed assets [member]
Disclosure of operating segments [line items]
Financed assets	241
Telecom activities, operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Financed assets		144	136
Telecom activities, operating segment [member] | Operating segments [member] | Licenses [member]
Disclosure of operating segments [line items]
Telecommunications licenses	969	519	200
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	3,748
Elimination of proceeds from sales of property, plant and equipment and intangible assets	136	95
Capex		4,052	3,656
Total investments	5,001	4,291	3,656
France, operating segment [member] | Operating segments [member] | Financed assets [member]
Disclosure of operating segments [line items]
Financed assets	241
France, operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Financed assets		144	1
France, operating segment [member] | Operating segments [member] | Licenses [member]
Disclosure of operating segments [line items]
Other increase (decrease) in other intangible assets		0
Telecommunications licenses	876		(1)
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	1,847
Elimination of proceeds from sales of property, plant and equipment and intangible assets	97	289
Capex		1,681	2,073
Total investments	2,017	2,277	2,334
Europe (excluding France), operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Financed assets			102
Europe (excluding France), operating segment [member] | Operating segments [member] | Licenses [member]
Disclosure of operating segments [line items]
Telecommunications licenses	73	308	159
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	969
Elimination of proceeds from sales of property, plant and equipment and intangible assets	75	185
Capex		812	1,120
Total investments	1,050	1,296	1,339
Spain, operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Financed assets			70
Spain, operating segment [member] | Operating segments [member] | Licenses [member]
Disclosure of operating segments [line items]
Telecommunications licenses	6	298	149
Other European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	878
Elimination of proceeds from sales of property, plant and equipment and intangible assets	22	103
Capex		869	953
Total investments	967	982	995
Other European countries, operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Financed assets			32
Other European countries, operating segment [member] | Operating segments [member] | Licenses [member]
Disclosure of operating segments [line items]
Telecommunications licenses	67	9	10
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	1,036
Elimination of proceeds from sales of property, plant and equipment and intangible assets	9	13
Capex		987	1,008
Total investments	1,065	1,211	1,052
Africa and Middle-East, operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Financed assets			2
Africa and Middle-East, operating segment [member] | Operating segments [member] | Licenses [member]
Disclosure of operating segments [line items]
Telecommunications licenses	20	212	42
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	339
Elimination of proceeds from sales of property, plant and equipment and intangible assets	23	5
Capex		404	353
Total investments	362	410	384
Enterprise, operating segment [member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	218	254	275
Enterprise, operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Financed assets			31
Enterprise, operating segment [member] | Operating segments [member] | Licenses [member]
Disclosure of operating segments [line items]
Telecommunications licenses	0	0
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	133
Elimination of proceeds from sales of property, plant and equipment and intangible assets	180	208
Capex		141	316
Total investments	313	348	316
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	303	336	312
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Licenses [member]
Disclosure of operating segments [line items]
Telecommunications licenses	0	0
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	30
Capex		28	36
Total investments	€ 30	€ 28	€ 36